Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedges, Tax	$ 3,000,000	$ 8,000,000	$ (8,000,000)
Securities Available for Sale, Tax	0	1,000,000	1,000,000
Amortization of Pension and OPEB Deferred Costs, Tax	3,000,000	12,000,000	16,000,000
Pension and OPEB Funded Status, Tax	1,000,000	95,000,000	62,000,000
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	383,000	943,000	925,000
Amortization of Pension and OPEB Deferred Costs, Tax	(718,000)	772,000	1,937,000
Pension and OPEB Funded Status, Tax	1,455,000	15,974,000	12,562,000
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	821,000	2,242,000	(2,590,000)
Amortization of Pension and OPEB Deferred Costs, Tax	92,000	377,000	598,000
Pension and OPEB Funded Status, Tax	(294,000)	4,583,000	1,634,000
Ohio Power Co [Member]
Cash Flow Hedges, Tax	(796,000)	(191,000)	(282,000)
Amortization of Pension and OPEB Deferred Costs, Tax	0	6,736,000	6,979,000
Pension and OPEB Funded Status, Tax	0	35,225,000	10,533,000
Public Service Co Of Oklahoma [Member]
Cash Flow Hedges, Tax	(439,000)	(389,000)	(360,000)
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	1,186,000	1,244,000	(13,000)
Amortization of Pension and OPEB Deferred Costs, Tax	(506,000)	(137,000)	358,000
Pension and OPEB Funded Status, Tax	$ (153,000)	$ 3,963,000	$ 4,477,000